Preferred Stock - Additional Information (Detail)				1 Months Ended				12 Months Ended
	Dec. 11, 2015	Aug. 25, 2015 shares	Oct. 08, 2014 $ / shares shares	Jun. 30, 2015 USD ($) shares	Feb. 28, 2015 USD ($) $ / shares shares	Oct. 31, 2014	Jul. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 30, 2015 $ / shares	Mar. 31, 2015 $ / shares
Class Of Stock [Line Items]
Preferred stock, shares authorized								5,000,000	5,000,000
Preferred stock, par value | $ / shares								$ 0.001	$ 0.001
Preferred stock, shares issued								88,347	0
Preferred Stock, Shares Outstanding								88,347	0
Proceeds from issuance of convertible preferred stock value | $					$ 21,800,000				$ 6,569,886
Preferred shares issued, price per share | $ / shares					$ 8.80
Warrants Exercisable								13,219,597	5,447,940
Conversion of preferred stock to common stock | $								$ 2,651	$ 18,846,539
Common stock, shares authorized								200,000,000	50,000,000
Preferred unit description								Each unit consisted of one share of our Series E Convertible Preferred Stock and eight Series C Warrants (the "Units").
Separation description								The original terms of the Units provided that shares of Series E Convertible Preferred Stock and the Series C Warrants would automatically separate on August 25, 2015. However, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate prior to August 25, 2015 if at any time after 30 days from February 25, 2015 the closing price of our common stock was greater than $240.00 per share for 20 consecutive trading days (the “Separation Trigger Date”). The Company refers to this separation herein as Early Separation. In the event of Early Separation, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate 15 days after the Separation Trigger Date. In June 2015, the above terms of the Series E Convertible Preferred Stock and Series C Warrants were each modified to allow for an optional early separation and conversion upon the cash exercise of all eight of the Series C Warrants within the Unit.
Proceeds from exercise of warrants | $								$ 3,161,220	$ 31,600
Preferred units outstanding		2,676,000
Convertible Notes Payable
Class Of Stock [Line Items]
Notes qualified for equity financing | $									$ 5,000,000
Notes Payable To Related Party
Class Of Stock [Line Items]
Number of preferred units issued as consideration							4,000,000		4,000,000
Value of preferred units issued as consideration | $							$ 100,000		$ 100,000
Preferred units issued as consideration, price per share | $ / shares									$ 0.025
Series C Warrant
Class Of Stock [Line Items]
Warrants Exercisable					21,792,000			5,229,973
Preferred units issued as consideration, warrants price per share | $ / shares								$ 2.55
Number of shares included in preferred unit					8
Separation description								The Series C Warrants have an exercise price of $153.00 per common share and will expire on February 25, 2020. The original terms of the Units provided that shares of Series E Convertible Preferred Stock and the Series C Warrants would automatically separate on August 25, 2015. However, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate prior to August 25, 2015 if at any time after 30 days from February 25, 2015 the closing price of our common stock was greater than $240.00 per share for 20 consecutive trading days (the “Separation Trigger Date”). The Company refers to this separation herein as Early Separation. In the event of Early Separation, the shares of Series E Convertible Preferred Stock and the Series C Warrants would separate 15 days after the Separation Trigger Date. In June 2015, the above terms of the Series E Convertible Preferred Stock and Series C Warrants were each modified to allow for an optional early separation and conversion upon the cash exercise of all eight of the Series C Warrants within the Unit.
Number of preferred units separated		2,676,000		48,000
Warrants exercised				384,000
Common shares issued upon exercise of warrants				6,400
Proceeds from exercise of warrants | $				$ 979,200
Number of warrants separated		21,408,000
Class A Warrant
Class Of Stock [Line Items]
Warrants Exercisable								1,532,598	2,041,239
Preferred units issued as consideration, warrants price per share | $ / shares					$ 4.92			$ 0.03	$ 4.92	$ 0.03	$ 2.20
Class A Warrant | Convertible Notes Payable
Class Of Stock [Line Items]
Warrants Exercisable							82,625
Preferred units issued as consideration, warrants price per share | $ / shares							$ 4.92
Class A Warrant | Notes Payable To Related Party
Class Of Stock [Line Items]
Warrants Exercisable							20,000
Preferred units issued as consideration, warrants price per share | $ / shares								$ 0.03	$ 4.92
Preferred units issued as consideration, warrants									20,000
Class B Warrant
Class Of Stock [Line Items]
Warrants Exercisable								1,310,956	1,645,845
Preferred units issued as consideration, warrants price per share | $ / shares								$ 0.03	$ 0.2	$ 0.03
Warrants exercised									158,000
Common shares issued upon exercise of warrants									2,634
Proceeds from exercise of warrants | $									$ 31,600
Class B Warrant | Convertible Notes Payable
Class Of Stock [Line Items]
Warrants Exercisable							82,625
Preferred units issued as consideration, warrants price per share | $ / shares							$ 0.20
Class B Warrant | Notes Payable To Related Party
Class Of Stock [Line Items]
Warrants Exercisable							20,000
Preferred units issued as consideration, warrants price per share | $ / shares								$ 0.03	$ 0.20
Preferred units issued as consideration, warrants									20,000
IPO | Class A Warrant
Class Of Stock [Line Items]
Preferred units issued as consideration, warrants price per share | $ / shares			$ 7.00
Underwriters Warrants
Class Of Stock [Line Items]
Exercised								14,750
Proceeds from Options Exercised | $								$ 162,250
Options Exercisable , Exercise Price | $ / shares								$ 11.00
Common Stock
Class Of Stock [Line Items]
Issuance of stock								0	19,167
Conversion of stock, shares issued									771
Conversion of preferred stock to common stock, conversion ratio	0.01666667
Common shares issued upon exercise of warrants									2,634
Exercised								0
Common Stock | Series C Warrant
Class Of Stock [Line Items]
Issuance of stock				6,400
Common shares issued upon exercise of warrants								6,400
Common Stock | IPO
Class Of Stock [Line Items]
Issuance of stock			19,167
Conversion of stock, shares issued			60,279
Conversion of preferred stock to common stock, conversion ratio			12,000
Common Stock | IPO | Notes Payable To Related Party
Class Of Stock [Line Items]
Conversion of stock, shares issued								20,000
Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares authorized								5,000,000	5,000,000
Preferred stock, par value | $ / shares								$ 0.001	$ 0.001
Issuance of stock					2,724,000
Series E Convertible Preferred Stock
Class Of Stock [Line Items]
Preferred stock, shares issued								88,347
Preferred Stock, Shares Outstanding								88,347
Issuance of stock								14,750
Conversion of preferred stock to common stock, conversion ratio								15
Conversion of stock, shares converted								2,650,403
Number of shares included in preferred unit					1
Number of preferred units separated		2,676,000
Common shares issued upon exercise of warrants								176,695
Preferred units outstanding								88,347
Series E Convertible Preferred Stock | Series C Warrant
Class Of Stock [Line Items]
Issuance of stock		2,676,000
Series E Convertible Preferred Stock | Common Stock
Class Of Stock [Line Items]
Conversion of preferred stock to common stock, conversion ratio								15
Conversion of stock, shares converted								2,650,403
Conversion of stock, shares issued								176,695
Series C Warrant
Class Of Stock [Line Items]
Issuance of stock								118,000
Series C Convertible Preferred Stock | Convertible Preferred Stock
Class Of Stock [Line Items]
Issuance of stock									14,888,211
Proceeds from issuance of convertible preferred stock value | $									$ 366,250
Preferred shares issued, price per share | $ / shares									$ 0.0246
Series D Convertible Preferred Stock
Class Of Stock [Line Items]
Proceeds from issuance of convertible preferred stock value | $									$ 6,203,636
Preferred shares issued, price per share | $ / shares									$ 0.025
Gross proceeds from issuance of convertible preferred stock value | $									$ 7,139,164
Convertible debt, amount converted | $							$ 400,000
Conversion of notes payable to preferred stock, accrued interest | $							$ 13,129
Convertible debt, conversion price | $ / shares							$ 0.025
Conversion of preferred stock to common stock, conversion ratio						200	12,000
Series D Convertible Preferred Stock | Class A Warrant | Convertible Notes Payable
Class Of Stock [Line Items]
Warrants Exercisable									1,427,832
Preferred units issued as consideration, warrants price per share | $ / shares									$ 4.92
Warrants granted as part of offering costs									466,436
Series D Convertible Preferred Stock | Class B Warrant | Convertible Notes Payable
Class Of Stock [Line Items]
Warrants Exercisable									1,427,832
Warrants granted as part of offering costs									251,216
Series D Convertible Preferred Stock | Series D Preferred Stock Warrant
Class Of Stock [Line Items]
Warrants granted as part of offering costs									7,200,000
Series D Convertible Preferred Stock | IPO | Notes Payable To Related Party
Class Of Stock [Line Items]
Conversion of stock, shares converted								4,000,000
Series D Convertible Preferred Stock | Convertible Preferred Stock
Class Of Stock [Line Items]
Issuance of stock									285,566,560
Preferred stock, shares issued									285,566,560
Stock issued during period upon conversion of debt, shares							16,525,121
Series A Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of preferred stock to common stock, conversion ratio									771
Conversion of stock, shares converted									9,250,000
Conversion of preferred stock to common stock | $									$ 1,480,000
Series A Convertible Preferred Stock | Convertible Preferred Stock
Class Of Stock [Line Items]
Conversion of stock, shares converted									9,250,000
Conversion of preferred stock to common stock, conversion ratio									12,000